Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (738,555)	$ (375,307)	$ (1,632,451)	$ (592,492)	$ (978,445)	$ 1,320,324
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest income on cash and investments held in Trust Account	(32,099)	(342,667)	(66,336)	(687,312)	(1,285,520)	(3,090,407)
Change in fair value of warrant liabilities	1,539	11,799	20,064	26,619	855	(4,389)
Amortization of debt discount	223,060		611,862
Changes in operating assets and liabilities:
Prepaid expenses	46,663	(9,655)	48,846	(14,364)	28,733	81,820
Deferred tax liability						(79,358)
Due to related parties						90,000
Income tax payable		73,291	42,889	(183,043)	(50,226)	300,678
Interest expense accrual					188,203	57,255
Excise tax payable			261,326
Accrued interest payable	62,137	33,395	124,964	76,997
Accounts payable	63,554	(126,663)	124,789	(86,093)	(62,208)	(42,036)
Excise tax liability	163,662				109,368
Franchise tax payable	50,000	(150,000)	33,600	(100,000)	9,906	(36,365)
Net cash used in operating activities	(160,039)	(885,807)	(430,447)	(1,559,688)	(2,039,334)	(1,402,478)
Cash Flows from Investing Activities:
Cash deposited to Trust Account	(180,000)	(180,000)	(310,890)	(360,000)	(720,000)	(1,230,000)
Cash withdrawn from Trust Account in connection with redemption of common stock					26,890,379	93,521,369
Cash withdrawn from Trust Account to pay tax obligations		143,612		433,768	433,768	539,788
Net cash provided by investing activities	(180,000)	(36,388)	(310,890)	73,768	26,604,147	92,831,157
Cash Flows from Financing Activities:
Proceeds from promissory note - related party		850,000		1,550,000
Proceeds from promissory note - third party	30,000		450,000
Proceeds from promissory note					2,500,000	1,700,000
Due to affiliate - advance	60,000		60,000			390,000
Common stock redemption					(26,890,379)	(93,521,369)
Net cash used in financing activities	90,000	850,000	510,000	1,550,000	(24,390,379)	(91,431,369)
NET CHANGE IN CASH	(250,039)	(72,195)	(231,337)	64,080	174,434	(2,690)
CASH, BEGINNING OF PERIOD	253,507	79,073	253,507	79,073	79,073	81,763
CASH, END OF PERIOD	3,468	6,878	22,170	143,153	253,507	79,073
Supplementary cash flow information:
Cash paid for income taxes				290,131	290,131	320,073
Cash paid for interest expense
Non-cash investing and financing activities:
Remeasurement of Common stock subject to redemption (as restated)	162,099	455,764	300,737	896,588	2,175,180	3,595,663
Gain on modification of terms of promissory notes and advances from affiliate	$ 940,847		940,847
Excise tax accrued for common stock redemption			$ 26,173
Excise tax accrued for common stock redemptions					$ 268,904	$ 935,214